Simplify Volt Fintech Disruption ETF
Schedule of Investments
September 30, 2021 (Unaudited)
1
Shares Value
Common Stocks – 91 .5%
Communications – 27 .7%
Alphabet, Inc. , Class C * ........................................................ 18 $ 47,975
Amazon.com, Inc. * ............................................................ 22 72,271
Facebook, Inc. , Class A * ........................................................ 202 68,557
Fiverr International Ltd. * ........................................................ 296 54,073
MercadoLibre, Inc. * ............................................................ 64 107,482
Pinduoduo, Inc. , ADR * ......................................................... 454 41,164
Robinhood Markets, Inc. , Class A * ................................................ 2,823 118,792
Shopify, Inc. , Class A * .......................................................... 74 100,328
Zillow Group, Inc. , Class C * ..................................................... 1,195 105,327
715,969
Consumer, Non-cyclical – 36 .6%
Adyen NV , ADR * .............................................................. 1,772 49,687
Affirm Holdings, Inc. * ........................................................... 1,553 185,009
Marathon Digital Holdings, Inc. * .................................................. 3,363 106,204
PayPal Holdings, Inc. * .......................................................... 439 114,232
Square, Inc. , Class A * .......................................................... 1,207 289,487
Toast, Inc. , Class A * ........................................................... 3,999 199,750
944,369
Financial – 20 .5%
Coinbase Global, Inc. , Class A * .................................................. 243 55,277
Lemonade, Inc. * .............................................................. 671 44,964
Upstart Holdings, Inc. * ......................................................... 1,352 427,827
528,068
Technology – 6 .7%
Apple, Inc. ................................................................... 490 69,335
Lightspeed Commerce, Inc. * ..................................................... 1,070 103,180
172,515
Total Common Stocks (Cost $ 2,235,633 ) ......................................................... 2,360,921
Number of
Contracts Notional Amount
Purchased Options – 7 .9%
Calls – Exchange-Traded – 6 .3%
Lemonade, Inc. , January Strike Price $ 190 , Expires 1/21/22 ............. 147 $ 2,793,000 4,410
Lemonade, Inc. , January Strike Price $ 190 , Expires 1/20/23 ............. 41 779,000 10,558
Upstart Holdings, Inc. , January Strike Price $ 260 , Expires 1/21/22 ......... 16 416,000 130,000
Zillow Group, Inc. , January Strike Price $ 125 , Expires 1/21/22 ............ 147 1,837,500 19,183
164,151
Puts – Exchange-Traded – 1 .6%
Invesco QQQ Trust , October Strike Price $ 352 , Expires 10/06/21 ......... 9 316,800 2,034
Invesco QQQ Trust , June Strike Price $ 100 , Expires 6/17/22 ............. 201 2,010,000 5,125
Invesco QQQ Trust , December Strike Price $ 170 , Expires 12/16/22 ........ 64 1,088,000 14,688
NASDAQ 100 Index , December Strike Price $ 4,000 , Expires 12/17/21 ..... 7 2,800,000 193
NASDAQ 100 Index , March Strike Price $ 7,000 , Expires 3/18/22 .......... 2 1,400,000 4,300

Simplify Volt Fintech Disruption ETF
Schedule of Investments
(Continued)
September 30, 2021 (Unaudited)
2
Number of
Contracts Notional Amount Value
Purchased Options – 7.9% (continued)
Puts – Exchange-Traded – 1.6% (continued)
NASDAQ 100 Index , September Strike Price $ 7,000 , Expires 9/16/22 ...... 2 $ 1,400,000 $ 14,190
40,530
Total Purchased Options (Cost $ 332,326 ) .......................................................... 204,681
Shares
Money Market Funds – 0.0%†
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares,
0.01%(a)
(Cost $ 62 ) ................................................................. 62 62
Total Investments – 99.4%
(Cost $ 2,568,021 ) ........................................................................... $ 2,565,664
Other Assets in Excess of Liabilities – 0 .6% ......................................................... 15,991
Net Assets – 100.0% .......................................................................... $ 2,581,655
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of September 30, 2021.
ADR : American Depositary Receipt
Summary of Schedule of Investments
Industry
% of Net
Assets
Common Stocks ................................................................................. 91 .5%
Purchased Options ............................................................................... 7 .9%
Money Market Funds ............................................................................. 0 .0% †
Total Investments ................................................................................ 99 .4%
Other Assets in Excess of Liabilities .................................................................. 0 .6%
Net Assets ..................................................................................... 100 .0%